(Loss) Earnings Per Share - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss	$ (19,850)	$ (14,307)	$ 12,447	$ (17,484)	$ (27,413)	$ (19,153)	$ (21,710)	$ (64,050)
Weighted average number of common shares – basic (in shares)	268,990,399			268,558,556			268,887,485	268,470,804
Dilutive effect of stock-based awards (in shares)	0			0			0	0
Weighted average number of common shares – diluted (in shares)	268,990,399			268,558,556			268,887,485	268,470,804
Loss per common share:
– Basic (usd per share)	$ (0.07)			$ (0.07)			$ (0.08)	$ (0.24)
– Diluted (usd per share)	$ (0.07)			$ (0.07)			$ (0.08)	$ (0.24)